                       THE PAUL REVERE VARIABLE ANNUITY
                          CONTRACT ACCUMULATION FUND



                                 Annual Report


                               December 31, 2000




                                THE PAUL REVERE
                               VARIABLE ANNUITY
                               INSURANCE COMPANY


                           Worcester, Massachusetts

                        BOARD OF MANAGERS OF
                        THE ACCUMULATION FUND



                        Donald Boggs, Chairman
                        Gordon T. Miller, Vice Chairman
                        Aubrey K. Reid, Jr.
                        Joan Sadowsky
                        William J. Short



This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer or sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

To Our Contract Owners and Participants:


    The U.S. equity market finally slowed down from its blistering pace of the past five years with the S&P 500 declining by a yield adjusted 9.1%. The accumulation unit values of the Qualified Fund and Non-Qualified Fund declined 8.2% and 8.7% respectively for the year.

    Performance for 2000 was extremely volatile for your fund and for stocks in general. The U.S. economy began showing signs of weakness and sent investors running for safety at the expense of long-term growth. Now with the Federal Reserve aggressively cutting interest rates, we believe the economy will improve.

    Year 2001 faces more volatility, however we view the selloff as creating a market that is less risky than it has been for years because valuations have come down so sharply and quickly. We are using this period of market turmoil to better strategically position the portfolio to benefit from the areas of the economy that will show the strongest long-term performance. We are confident in the eventual improvement of the economy, the stock market, and in your fund's performance.


                                     Sincerely,



                                     /s/ Don E. Boggs

                                     Don Boggs
                                     Chairman, Board of Managers
                                     The Paul Revere Variable Annuity Contract
                                     Accumulation Fund
                                     Senior Vice-President
                                     The Paul Revere Variable Annuity Company

[LOGO OF ERNST & YOUNG LLP]

                        REPORT OF INDEPENDENT AUDITORS


The Owners of Variable Annuity Contracts of
The Paul Revere Variable Annuity Insurance Company
 and the Board of Managers of
The Paul Revere Variable Annuity Contract Accumulation Fund of The Paul Revere Variable Annuity Insurance Company


We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-qualified Portfolios) as of December 31, 2000 and 1999, including the statement of investments as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2000, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 and 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 2000 and 1999, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 2000, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                              /s/ Ernst & Young LLP


January 24, 2001


       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

Statements of Assets and Liabilities

                                                                                  December 31,
                                                               2000            1999           2000             1999
                                                             Series Q        Series Q       Series N         Series N
                                                            (Qualified)    (Qualified)   (Non-Qualified)  (Non-Qualified)
                                                            -----------    ----------    ---------------   --------------
ASSETS

Investments in securities at market value
    (Cost: Series Q 2000-$20,077,006, 1999-$18,887,810)
    (Cost: Series N 2000-$4,674,791, 1999-$ 4,682,837)
    (see Statement of Investments)                           $22,259,362    $28,498,687    $ 5,229,948    $ 7,160,424
Cash                                                                  --          4,520         39,817        173,142
Dividends receivable                                               7,689          7,567          1,502          1,759
Receivable for investments sold                                  342,649         65,167         79,594         17,005
                                                             -----------    -----------    -----------     -----------
      Total assets                                            22,609,700     28,575,941      5,350,861      7,352,330
                                                             -----------    -----------    -----------     -----------

LIABILITIES

Payable for investments purchased                                396,183         77,192         90,197         19,654
Payable to The Paul Revere Variable Annuity
    Insurance Company                                            119,038        497,587        257,970        219,872
Other liabilities                                                 59,027             --             --             --
                                                             -----------    -----------    -----------    -----------
      Total liabilities                                          574,248        574,779        348,167        239,526
                                                             -----------    -----------    -----------    -----------

TOTAL NET ASSETS                                             $22,035,452    $28,001,162    $ 5,002,694    $ 7,112,804
                                                             ===========    ===========    ===========    ===========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner                       $17,075,419    $22,256,041    $ 2,890,209    $ 4,466,397
Currently payable contracts                                    4,960,033      5,745,121      2,112,485      2,646,407
                                                             -----------    -----------    -----------    -----------
      Total net assets                                       $22,035,452    $28,001,162    $ 5,002,694    $ 7,112,804
                                                             ===========    ===========    ===========    ===========


ACCUMULATION UNITS OUTSTANDING                                 1,186,884      1,384,747        263,120        341,729
                                                             ===========    ===========    ===========    ===========

NET ASSET VALUE PER ACCUMULATION UNIT                        $    18,566    $    20,221    $    19,013    $    20,814
                                                             ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

Statements of Changes in Net Assets

                                                                          For the years ended December 31,
                                                                       2000            1999             1998
                                                                     Series Q        Series Q         Series Q
                                                                    (Qualified)     (Qualified)      (Qualified)
                                                                    -----------     -----------      -----------
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                 $   (287,539)   $   (276,056)   $   (154,286)
Net realized gain on investments                                       5,865,290       5,429,040       3,927,590
Net increase (decrease) in unrealized appreciation of investments     (7,428,521)      2,529,347       2,960,111
                                                                    ------------    ------------    ------------
       Increase (decrease) in net assets from operations              (1,850,770)      7,682,331       6,733,415
Contract receipts:
Gross purchase payments received                                          47,877          44,524          66,629
Deductions from purchase payments                                            147           2,074             852
                                                                    ------------    ------------    ------------
       Net purchase payments received                                     47,730          42,450          65,777
Payments to contract owners:
Annuity payments to contract owners                                      568,973         546,059         490,751
Terminations and withdrawals to contract owners                        3,593,697       5,403,945       1,548,428
                                                                    ------------    ------------    ------------
       Total payments to contract owners                               4,162,670       5,950,004       2,039,179
                                                                    ------------    ------------    ------------
       Net contract payments to contract owners                       (4,114,940)     (5,907,554)     (1,973,402)
Other increases (decreases)                                                  --          282,977        (282,853)
                                                                    ------------    ------------    ------------
       Total increase (decrease) in net assets                        (5,965,710)      2,057,754       4,477,160

NET ASSETS

Beginning of year                                                     28,001,162      25,943,408      21,466,248
                                                                    ------------    ------------    ------------
End of year                                                         $ 22,035,452    $ 28,001,162    $ 25,943,408
                                                                    ============    ============    ============
                                                                          For the years ended December 31,
                                                                      2000             1999              1998
                                                                     Series N        Series N         Series N
                                                                 (Non-qualified)  (Non-qualified)  (Non-qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                  $   (82,533)    $   (82,825)        (57,763)
Net realized gain on investments                                       1,514,763       1,790,732       1,106,946
Net increase (decrease) in unrealized appreciation of investments     (1,922,431)        505,981         830,473
                                                                     -----------     -----------     -----------
       Increase (decrease) in net assets from operations                (490,201)      2,213,888       1,879,656
Contract receipts:
Gross purchase payments received                                             916           6,249           4,269
Deductions from purchase payments                                             --             246             307
                                                                     -----------     -----------     -----------
       Net purchase payments received                                        916           6,003           3,962
Payments to contract owners:
Annuity payments to contract owners                                      340,098         267,038         244,083
Terminations and withdrawals to contract owners                        1,280,727       2,222,991         308,059
                                                                     -----------     -----------     -----------
       Total payments to contract owners                               1,620,825       2,490,029         552,142
                                                                     -----------     -----------     -----------
       Net contract payments to contract owners                       (1,619,909)     (2,484,026)       (548,180)
Other increases (decreases)                                                 --           199,344        (165,154)
                                                                     -----------     -----------     -----------
       Total increase (decrease) in net assets                        (2,110,110)        (70,794)      1,166,322

NET ASSETS

Beginning of year                                                      7,112,804       7,183,598       6,017,276
                                                                     -----------     -----------     -----------
End of year                                                          $ 5,002,694     $ 7,112,804     $ 7,183,598
                                                                     ===========     ===========     ===========

See accompanying notes to financial statements.

Statements of Operations


                                                                         For the years ended December 31,
                                                                      2000              1999            1998
                                                                     Series Q         Series Q        Series Q
                                                                    (Qualified)     (Qualified)     (Qualified)
INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                        $   102,385    $   122,168    $   151,836
   Interest                                                              28,587         19,589         57,336
                                                                    -----------    -----------    -----------
      Total income                                                      130,972        141,757        209,172
                                                                    -----------    -----------    -----------

Expenses:
   Mortality and expense risk fees                                      270,607        270,142        233,905
   Investment management and advisory service fees                      135,304        135,071        116,953
   Professional services                                                 12,600         12,600         12,600
                                                                    -----------    -----------    -----------
      Total expenses                                                    418,511        417,813        363,458
                                                                    -----------    -----------    -----------

Net investment loss                                                    (287,539)      (276,056)      (154,286)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments sold                                 5,865,290      5,429,040      3,927,590
Net increase (decrease) in unrealized appreciation of investments    (7,428,521)     2,529,347      2,960,111
                                                                    -----------    -----------    -----------
Net realized and unrealized gain (loss) on investments               (1,563,231)     7,958,387      6,887,701
                                                                    -----------    -----------    -----------
Increase (decrease) in net assets from operations                   $(1,850,770)   $ 7,682,331    $ 6,733,415
                                                                    ===========    ===========    ===========

                                                                         For the years ended December 31,
                                                                       2000            1999            1998
                                                                     Series N        Series N        Series N
                                                                  (Non-qualified) (Non-qualified) (Non-qualified)
                                                                  --------------   -------------  ---------------
INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                        $    25,370    $    32,459    $    42,373
   Interest                                                                 286            105          5,231
                                                                    -----------    -----------    -----------
      Total income                                                       25,656         32,564         47,604
                                                                    -----------    -----------    -----------


Expenses:
   Mortality and expense risk fees                                       67,086         71,886         65,204
   Investment management and advisory service fees                       33,543         35,943         32,603
   Professional services                                                  7,560          7,560          7,560
                                                                    -----------    -----------    -----------
      Total expenses                                                    108,189        115,389        105,367
                                                                    -----------    -----------    -----------

Net investment loss                                                     (82,533)       (82,825)       (57,763)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments sold                                 1,514,763      1,790,732      1,106,946
Net increase (decrease) in unrealized appreciation of investments    (1,922,431)       505,981        830,473
                                                                    -----------    -----------    -----------
Net realized and unrealized gain (loss) on investments                 (407,668)     2,296,713      1,937,419
                                                                    -----------    -----------    -----------
Increase (decrease) in net assets from operations                   $  (490,201)   $ 2,213,888    $ 1,879,656
                                                                    ===========    ===========    ===========

See accompanying notes to financial statements.

Statement of Investments
December 31, 2000

                                                Series Q (Qualified)                              Series N (Non -Qualified)
                                                -------------------                               ------------------------
Securities of                          Number                                 % of     Number                               % of
Unaffliated Companies                    of                      Market       Net        of                     Market       Net
                                       Shares        Cost         Value      Assets    Shares       Cost         Value     Assets
                                      ---------  ------------  -----------  --------- ---------  -----------  -----------  --------
Common Stocks

Aerospace / Defense
United Technologies Corp.                5,460     $ 331,578     $429,293      1.95%     1,370    $  83,101     $107,716     2.15%
                                                   ---------     --------                         ---------     --------

Broadcasting
Clear Channel Communications, Inc.  *    2,600       131,827      125,937                  700       35,476       33,906

CNET Networks Inc.  *                    5,260       138,720       84,078                1,370       35,930       21,899
Comcast Corp. Class A  *                 2,920       105,531      121,910                  770       27,758       32,147
Gemstar-TV Guide International  *          880        75,466       40,810                  200       17,236        9,275
Univision Communications, Inc.  *        1,700        68,508       69,594                  400       16,120       16,375
USA Networks, Inc.  *                    8,280       164,690      160,942                2,130       42,558       41,402
Viacom, Inc. Class B  *                  5,130       177,085      239,828                1,276       43,262       59,653
                                                 -----------  -----------                       -----------  -----------
                                                     861,827      843,099      3.83%                218,340      214,657     4.29%
                                                 -----------  -----------                       -----------  -----------

Computer Software - PC
International Business Machines Corp.    2,240       255,298      190,400                  590       67,205       50,150

Microsoft Corporation  *                 9,220       518,795      401,070                2,200      119,385       95,700
                                                 ------------  ----------                       -----------  -----------
                                                     774,093      591,470      2.68%                186,590      145,850     2.92%
                                                 ------------  ----------                       -----------  -----------

Computer Software - Systems
Affiliated Computer Services Class A *   5,140       176,027      311,934                1,310       44,531       79,501
Ariba, Inc.  *                             580        69,555       31,175                  100       11,992        5,375
Art Technology Group, Inc.  *            1,000        82,578       30,562                  200       16,516        6,112
Automatic Data Processing Inc.           4,830       239,791      305,799                1,210       60,379       76,608
BEA Systems, Inc.  *                     2,240       111,144      150,780                  620       32,966       41,734
BISYS Group, Inc. (The)  *               5,410       155,347      281,996                1,360       39,185       70,890
CacheFlow Inc.  *                        1,560        68,244       26,618                  390       17,701        6,654
Cadence Design Systems, Inc.  *          5,930       131,783      163,075                1,500       33,369       41,250
Check Point Software Technology Ltd. *   1,340       123,368      178,974                  300       27,651       40,069
Cisco Systems, Inc.  *                  15,850       615,416      606,262                3,890      151,517      148,792
Compaq Computer Corporation             10,140       318,046      152,607                2,550       79,643       38,378
Computer Sciences Corporation  *         3,920       303,932      235,690                  930       71,918       55,916
Comverse Technology, Inc.  *             2,450       196,214      266,131                  710       56,585       77,124
DST Systems Inc.  *                      2,520        68,239      168,840                  690       18,704       46,230
E.piphany, Inc.  *                       2,295       149,148      123,787                  740       49,451       39,914
EMC Corporation  *                       5,650        56,249      375,725                1,470       14,502       97,755
Emulex Corporation  *                    2,680        81,840      214,232                  400       11,766       31,975
Extreme Networks, Inc.  *                  680        65,329       26,605                  200       19,214        7,825
First Data Corporation                   4,690       219,720      247,104                1,070       51,213       56,376
Fiserv, Inc.  *                          2,330        91,370      110,529                  600       21,669       28,462
i2 Technologies, Inc.  *                 1,270        78,720       69,056                  370       23,663       20,119
Internet Security Systems Inc.  *        1,660       126,342      130,206                  390       29,207       30,591
Oracle Corporation  *                    9,350       124,346      271,734                2,230       29,337       64,809
Rationale Software Corporation  *        4,000       147,779      155,750                  960       35,322       37,380
Sun Microsystems, Inc.  *                5,000       113,929      139,375                1,080       24,964       30,105
VeriSign, Inc.  *                        1,796       162,840      133,241                  348       35,478       25,817
Veritas Software Corporation  *            875        37,229       76,563                  170        8,689       14,875
                                                 -----------   ----------                        ----------   ----------
                                                   4,114,525    4,984,350     22.62%              1,017,132    1,220,636    24.40%
                                                 -----------   ----------                        ----------   ----------
Consumer Goods & Services
Tyco International, Ltd.                15,352       223,145      852,036      3.87%     3,530       51,322      195,915     3.92%
                                                 -----------   ----------                        ----------   ----------

Containers
Corning, Inc.                            8,900       273,181      470,031      2.13%     2,260       68,790      119,356     2.39%
                                                 -----------   ----------                        ----------   ----------

Electrical Equipment
General Electric Company                 9,140       359,327      438,149      1.99%       610       11,838       29,242     0.58%
                                                 -----------   ----------                        ----------   ----------

See accompanying notes to financial statements.

December 31, 2000

                                                   Series Q (Qualified)                         Series N (Non - Qualified)
                                                   --------------------                         --------------------------
                                       Number                                 % of     Number                               % of
                                         Of                      Market       Net        Of                     Market      Net
                                       Shares       Cost         Value       Assets    Shares       Cost        Value      Assets
                                       ------       ----         -----       ------    ------       ----        -----      ------
Electronics
Analog Devices, Inc.  *                  1,850   $   113,007   $   94,697                  490    $  29,932   $   25,082
Applera Corporation                      1,270       137,234      119,459                  300       32,398       28,219
W. W. Grainger, Inc.                     2,790       135,464      101,835                  690       33,518       25,185
Flextronics International Ltd  *         4,400       146,042      125,400                1,080       35,740       30,780
                                                 -----------   ----------                         ---------   ----------
                                                     531,747      441,391      2.00%                131,588      109,266     2.18%
                                                 -----------   ----------                         ---------   ----------

Energy
Baker Hughes, Inc.                       4,420       105,410      183,706                1,140       27,139       47,381
Conoco, Inc. Class B                     7,810       193,297      226,002                1,970       48,865       57,007
Dynegy Inc.                              2,440       115,427      136,793                  590       27,889       33,077
Global Marine Inc.  *                    5,330       143,028      151,239                1,360       36,379       38,590
Halliburton Company                      3,160       126,234      114,550                  800       32,034       29,000
Noble Drilling Corporation  *            3,290       122,352      142,909                  870       32,325       37,791
Royal Dutch Petroleum Company            2,100       134,240      127,181                  480       30,683       29,070
Santa Fe International Corporation       4,580       202,478      146,846                1,080       47,741       34,627
Transocean Sedco Forex Inc.              3,090       113,551      142,140                  800       29,481       36,800
Weatherford International Inc.  *        5,530       210,452      261,293                1,360       51,786       64,260
                                                 -----------   ----------                         ---------   ----------
                                                   1,466,469    1,632,659      7.41%                364,322      407,603     8.15%
                                                 -----------   ----------                         ---------   ----------

Financial Institutions
Chase Manhattan Corporation              3,140       154,371      142,674                  765       37,713       34,760
Citigroup, Inc.                          7,644       227,738      390,322                1,906       56,907       97,325
Federal Home Loan Mtg. Corporation       5,620       316,437      387,078                1,370       76,963       94,359
FleetBoston Financial Corporation        3,000       114,735      112,688                  700       26,772       26,294
Merrill Lynch & Co., Inc.                2,710       120,439      184,788                  550       24,435       37,503
Providian Financial Corporation          3,840       181,069      220,800                  770       35,784       44,275
State Street Corporation                 2,610       176,389      324,187                  660       44,753       81,978
                                                 -----------   ----------                         ---------   ----------
                                                   1,291,178    1,762,537      8.00%                303,327      416,494     8.32%
                                                 -----------   ----------                         ---------   ----------

Insurance
AFLAC, Inc.                              4,680       292,484      337,837                1,180       73,509       85,181
American International Group, Inc.       3,562       219,158      351,080                  967       59,535       95,310
Hartford Financial Services Group        2,430       130,655      171,619                  560       29,157       39,550
St. Paul Companies, Inc. (The)           3,710       177,525      201,499                  880       42,274       47,795
UnumProvident Corporation                8,490       236,288      228,169                2,060       57,197       55,363
                                                 -----------   ----------                         ---------   ----------
                                                   1,056,110    1,290,204      5.86%                261,672      323,199     6.46%
                                                 -----------   ----------                         ---------   ----------

Medical & Health Products
Abbott Laboratories                      4,680       244,161      226,688                1,180       61,562       57,156
ALZA Corporation  *                      2,480        60,834      105,400                  590       14,473       25,075
American Home Products Corporation       6,040       336,097      383,842                1,520       84,143       96,596
Bristol Myers Squibb Company             6,350       332,406      469,503                1,670       82,634      123,476
Novartis AG - ADR                        8,300       346,765      371,425                2,000       83,550       89,500
Pfizer, Inc.                             5,170       226,566      237,820
Pharmacia Corporation                    7,023       359,197      428,403                1,816       92,366      110,776
                                                 -----------   ----------                         ---------   ----------
                                                   1,906,026    2,223,081     10.09%                418,728      502,579    10.05%
                                                 -----------   ----------                         ---------   ----------

Semiconductor Equipment
QLogic Corporation  *                    1,170       128,051       90,090      0.41%       300       32,785       23,100     0.46%
                                                 -----------   ----------                         ---------   ----------

Semiconductors
Applied Micro Circuits                   2,240       120,257      168,105                  490       26,306       36,773
Corporation  *
Texas Instruments, Inc.                  2,440       114,680      115,595                  590       27,730       27,951
                                                 -----------   ----------                         ---------   ----------
                                                     234,937      283,700      1.29%                 54,036       64,724     1.29%
                                                 -----------   ----------                         ---------   ----------

Stores
BJ's Wholesale Club Inc.  *              4,810        78,550      184,584                1,160       19,571       44,515
CVS Corporation                          9,020       330,836      540,636                2,320       86,687      139,055
Gap, Inc.                                2,920        75,284       74,460                  690       17,790       17,595
Radioshack Corporation                   4,520       219,022      193,513                1,200       58,580       51,375
                                                 -----------   ----------                         ---------   ----------
                                                     703,692      993,193      4.51%                182,628      252,540     5.05%
                                                 -----------   ----------                         ---------   ----------

See accompanying notes to financial statements.

December 31, 2000

                                                   Series Q (Qualified)                             Series N (Non - Qualified)
                                                   --------------------                             -------------------------
                                       Number                                 % of     Number                               % of
                                         Of                      Market       Net        Of                     Market      Net
                                       Shares       Cost         Value       Assets    Shares       Cost        Value      Assets
                                       ------       ----         -----       ------    ------       ----        -----      ------
Supermarkets
Kroger Company  *                        6,220    $  123,411    $ 168,329                1,520    $  30,376    $  41,135
Safeway Inc.  *                          8,450       322,687      528,125                2,070       77,857      129,375
Wal-Mart Stores, Inc.                    5,360        95,717      284,750                1,360       21,546       72,250
                                                 -----------   ----------                        ----------   ----------
                                                     541,815      981,204      4.45%                129,779      242,760     4.85%
                                                 -----------   ----------                        ----------   ----------

Telecommunications
ADC Telecommunications, Inc.  *          6,820       235,888      123,612                1,660       57,942       30,087
Allegiance Telecom, Inc.  *              5,240       267,290      116,672                1,170       57,349       26,051
ALLTEL Corporation                       3,050       184,231      190,434                  770       46,424       48,077
American Tower Corporation Class A  *    6,860       264,275      259,822                1,760       68,015       66,660
AT&T Corporation                        14,310       255,750      194,079                3,760       66,339       50,995
China Mobile Ltd  ADR  *                 4,780       156,962      129,658                1,050       33,746       28,481
CIENA Corporation  *                     1,720       127,236      139,965
EchoStar Communications Corp. Cl. A  *   8,200       409,208      186,550                1,180       58,792       26,845
Global Crossing Ltd.  *                 11,540       421,629      165,166                2,980      107,895       42,651
Metromedia Fiber Network, Inc.  *       11,420       239,004      115,628                2,840       60,171       28,755
Nextel Partners Inc - Class A  *         4,000       122,292       67,250                  980       29,975       16,476
Nortel Networks Corporation              5,880       108,601      188,527                1,460       26,939       46,811
NTL Inc.  *                              3,703       176,952       88,641                  885       40,059       21,185
Powerwave Technologies Inc.  *           1,500        59,358       87,750                  390       15,175       22,815
Qwest Communications International  *    5,130       229,487      210,330                1,190       53,518       48,790
Scientific-Atlanta, Inc.                 1,070        74,252       34,842                  300       20,795        9,769
Sprint Corporation *                     9,260       344,953      189,251                2,440       93,357       49,868
Tekelec  *                               3,140       125,238       94,200                  780       31,188       23,400
Tele1 Europe Holding AB - ADR  *         5,270       129,774       24,374                1,320       32,505        6,105
Telesystem International Wireless,       2,610        85,292       13,376                  670       21,909        3,434
Inc.  *
Vodafone Group PLC                       1,784        81,949       63,890                  480       22,049       17,190
Voicestream Wireless Corporation *       2,050       215,785      206,281                  490       51,646       49,306
XO Communications Inc.  *                7,620       224,641      135,731                1,770       53,818       31,528
                                                 -----------   ----------                        ----------   ----------
                                                   4,540,047    3,026,029     13.73%              1,049,606      695,279    13.90%
                                                 -----------   ----------                        ----------   ----------

Transportation
Harley-Davidson, Inc.                    3,870        83,146      153,833      0.70%     1,010       21,401       40,148     0.80%
                                                 -----------   ----------                        ----------   ----------

Utilities
AES Corporation  *                       6,340       255,357      351,078                1,740       70,102       96,353
Calpine Corporation  *                   2,200        77,957       99,137                  500       17,704       22,531
                                                 -----------   ----------                        ----------   ----------
                                                     333,314      450,215      2.04%                 87,806      118,884     2.38%
                                                 -----------   ----------                        ----------   ----------
Total Common Stocks                               19,754,208   21,936,564     99.56%              4,674,791    5,229,948   104.54%
                                                 -----------   ----------                        ----------   ----------

Short-Term Investments
Federal Home Loan Bank
 5.50% due 01/02/01                                  100,938      100,938
Federal Home Loan Mtg. Corporation
  5.70% due 01/02/01                                 221,860      221,860
                                                 -----------   ----------
Total Short-Term Investments                         322,798      322,798      1.46%
                                                 -----------   ----------

Total Investments                                $20,077,006   22,259,362    101.02%             $4,674,791    5,229,948   104.54%
                                                 ===========   ----------                        ==========   ----------

Other Assets Less Liabilities                                    (223,910)    (1.02%)                           (227,254)   (4.54%)
                                                               ----------                                     ----------

Total Net Assets                                              $22,035,452    100.00%                          $5,002,694   100.00%
                                                               ==========                                     ==========

*  Non - income producing security.

See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios

                                                                                      Years Ended December 31,
                                                                            2000      1999       1998       1997       1996
                                                                            ----      ----       ----       ----       ----
PER UNIT DATA/(a)/
Series Q (Qualified)

Investment income                                                      $  0.117    $  0.094   $  0.116   $  0.177    $ 0.153
Expenses                                                                  0.374       0.277      0.202      0.159      0.133
                                                                       --------    --------   --------   --------    -------

Net investment income (loss)                                             (0.257)     (0.183)    (0.086)     0.018      0.020
Net realized and unrealized gains (losses) on investments                (1.398)      5.280      3.836      2.723      1.551
                                                                       --------    --------   --------   --------    -------

Net increase (decrease) in net asset value                               (1.655)      5.097      3.750      2.741      1.571
Accumulation unit net asset value:
    Beginning of year                                                    20.221      15.124     11.374      8.633      7.062
                                                                       --------    --------   --------   --------    -------
    End of year                                                        $ 18.566    $ 20.221   $ 15.124   $ 11.374    $ 8.633
                                                                       ========    ========   ========   ========    =======


Series N (Non-qualified)

Investment income                                                      $  0.094    $  0.083   $  0.096   $  0.135    $ 0.137
Expenses                                                                  0.397       0.296      0.212      0.166      0.134
                                                                       --------    --------   --------   --------    -------

Net investment income (loss)                                             (0.303)     (0.213)    (0.116)    (0.031)     0.003
Net realized and unrealized gains (losses) on investments                (1.498)      5.894      3.891      2.660      1.459
                                                                       --------    --------   --------   --------    -------

Net increase (decrease) in net asset value                               (1.801)      5.681      3.775      2.629      1.462
Accumulation unit net asset value:
    Beginning of year                                                    20.814      15.133     11.358      8.729      7.267
                                                                       --------    --------   --------   --------    -------
    End of year                                                        $ 19.013    $ 20.814   $ 15.133   $ 11.358    $ 8.729
                                                                       ========    ========   ========   ========    =======

/(a)/ The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                     Years Ended December 31,
                                                                           2000      1999       1998       1997       1996
                                                                           ----      ----       ----       ----       ----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance                    1.57%       1.56%      1.57%      1.59%      1.57%
Net investment income (loss) to average accumulation fund balance         (1.08%)     (1.03%)    (0.67%)     0.18%      0.24%
Portfolio turnover rate                                                     102%         98%       143%       130%        78%
Accumulation units outstanding at the end of the year
    (in thousands)                                                        1,187       1,385      1,715      1,887      2,093

Series N (Non-qualified)

Operating expenses to average accumulation fund balance                    1.64%       1.62%      1.63%      1.67%      1.69%
Net investment income (loss) to average accumulation fund balance         (1.25%)     (1.16%)    (0.90%)    (0.31%)     0.04%
Portfolio turnover rate                                                     101%        103%       143%       139%        94%
Accumulation units outstanding at the end of the year
    (in thousands)                                                          263         342        475        530        566

See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios (continued)

                                                                                       Years Ended December 31,
                                                                          1995        1994       1993       1992       1991
                                                                          ----        ----       ----       ----       ----
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                                        $0.119      $0.081     $0.054     $0.068     $0.093
Expenses                                                                  0.096       0.073      0.079      0.076      0.066
                                                                        -------     -------    -------    -------    -------

Net investment income (loss)                                              0.023       0.008     (0.025)    (0.008)     0.027
Net realized and unrealized gains (losses) on investments                 1.711      (0.020)     0.291      0.159      1.295
                                                                        -------     -------    -------    -------    -------

Net increase (decrease) in net asset value                                1.734      (0.012)     0.266      0.151      1.322
Accumulation unit net asset value:
    Beginning of year                                                     5.328       5.340      5.074      4.923      3.601
                                                                        -------     -------    -------    -------    -------
    End of year                                                          $7.062      $5.328     $5.340     $5.074     $4.923
                                                                        =======     =======    =======    =======    =======


Series N (Non-qualified)

Investment income                                                        $0.117      $0.099     $0.055     $0.071     $0.085
Expenses                                                                  0.109       0.102      0.092      0.094      0.076
                                                                        -------     -------    -------    -------    -------

Net investment income (loss)                                              0.008      (0.003)    (0.037)    (0.023)     0.009
Net realized and unrealized gains (losses) on investments                 1.769      (0.023)     0.318      0.194      1.361
                                                                        -------     -------    -------    -------    -------

Net increase (decrease) in net asset value                                1.777      (0.026)     0.281      0.171      1.370
Accumulation unit net asset value:
    Beginning of year                                                     5.490       5.516      5.235      5.064      3.694
                                                                        -------     -------    -------    -------    -------
    End of year                                                          $7.267      $5.490     $5.516     $5.235     $5.064
                                                                        =======     =======    =======    =======    =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                       Years Ended December 31,
                                                                           1995       1994       1993       1992       1991
                                                                           ----       ----       ----       ----       ----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance                   1.55%       1.55%      1.56%      1.56%      1.56%
Net investment income (loss) to average accumulation fund balance         0.38%       0.17%     (0.50%)    (0.17%)     0.64%
Portfolio turnover rate                                                     64%         64%        59%        61%        98%
Accumulation units outstanding at the end of the year
    (in thousands)                                                       5,491       5,597      5,700      5,753      5,839

Series N (Non-qualified)

Operating expenses to average accumulation fund balance                   1.71%       1.73%      1.73%      1.74%      1.76%
Net investment income (loss) to average accumulation fund balance         0.13%      (0.05%)    (0.69%)    (0.42%)     0.21%
Portfolio turnover rate                                                     67%         62%        62%        66%       109%
Accumulation units outstanding at the end of the year
    (in thousands)                                                         586         604        640        662        684


See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2000

1.       Organization

         The Paul Revere Variable Annuity Contract Accumulation Fund ("the Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.       Accounting policies

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

         Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 2000, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

         The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

         Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.       Investment advisor

         Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

         Certain administrative services of the Fund are provided by American General Corporation under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.       Investment sub-advisor

         Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

December 31, 2000


5.       Federal income taxes

         The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.       Security transactions

         The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                          Series Q (Qualified)              Series N (Non-qualified)
                                          --------------------              ------------------------
                                      Purchases             Sales          Purchases            Sales
                                      ---------             -----          ---------            -----
         December 31, 2000            $26,772,134         $31,196,097      $6,625,747        $8,148,556
         December 31, 1999            $26,239,570         $32,534,476      $7,337,386        $9,723,875

         At December 31, 2000, net unrealized appreciation of investments in Series Q, amounting to $2,182,356, consisted of unrealized gains of $4,851,749 and unrealized losses of $2,669,393, net unrealized appreciation of investment in Series N, amounting to $555,157, consisted of unrealized gains of $1,193,135 and unrealized losses of $637,978.

7.       Accumulation units

         The change in the number of accumulation units outstanding were as follows:

                                                                          Series Q (Qualified)
                                                                          --------------------
                                                                   2000          1999          1998
                                                                   ----          ----          ----
         Units outstanding at beginning of year                  1,384,747     1,715,402     1,887,352
         Units credited to contracts:
              Net purchase payments                                  2,256         2,667         5,076
         Units withdrawn from contracts:
              Annuity payments                                      27,317        33,671        37,790
              Terminations and withdrawals                         172,802       317,549       117,096
                                                                ----------    ----------    ----------
              Net units withdrawn                                  200,119       351,220       154,886
                                                                ----------    ----------    ----------
         Contract units withdrawn in excess of units credited     (197,863)     (348,553)     (149,810)
         Other increases (decreases)                                    --        17,898       (22,140)
                                                                ----------    ----------    ----------
         Net decrease in units                                    (197,863)     (330,655)     (171,950)
                                                                ----------    ----------    ----------
         Units outstanding at end of year                        1,186,884     1,384,747     1,715,402
                                                                ==========    ==========    ==========

December 31, 2000


7.       Accumulation units (continued)

                                                                     Series N (Non-qualified)
                                                                     ------------------------
                                                                    2000       1999        1998
                                                                    ----       ----        ----
         Units outstanding at beginning of year                  341,729     474,699     529,795
         Units credited to contracts:
              Net purchase payments                                   44         360         317
         Units withdrawn from contracts:
              Annuity payments                                    15,881      16,231      18,886
              Terminations and withdrawals                        62,772     129,499      23,488
                                                                --------    --------    --------
              Net units withdrawn                                 78,653     145,730      42,374
                                                                --------    --------    --------
         Contract units withdrawn in excess of units credited    (78,609)   (145,370)    (42,057)
         Other increases (decreases)                                  --      12,400     (13,039)
                                                                --------    --------    --------
         Net decrease in units                                   (78,609)   (132,970)    (55,096)
                                                                --------    --------    --------
         Units outstanding at end of year                        263,120     341,729     474,699
                                                                ========    ========    ========